SUPPLEMENT dated April 15, 2005

                              To the PROSPECTUS of

                   Mellon Institutional Group of Equity Funds:
                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                          (Institutional Class Shares)
               The Boston Company Small Capitalization Equity Fund
             The Boston Company Small Cap Tax-Sensitive Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund
                   The Boston Company World ex-U.S. Value Fund
      (formerly The Boston Company International Value Opportunities Fund)

                             Dated January 31, 2005
                           (as revised April 1, 2005)
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Effective June 15, 2005, the following sentence replaces the first sentence under the heading "Key investments and strategies" for The Boston Company World ex-U.S. Value Fund:

         "The Fund invests, under normal circumstances, at least 80% of net assets in equity securities of companies located in the foreign countries represented in the Morgan Stanley Capital International All Country World Index ex-United States Free (ACWI ex-U.S.)."


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE
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                         SUPPLEMENT dated April 15, 2005

                              To the PROSPECTUS of

                Mellon Institutional Group of Fixed Income Funds
                        Standish Mellon Fixed Income Fund
                   Standish Mellon Investment Grade Bond Fund
                      Standish Mellon High Yield Bond Fund
                  Standish Mellon Short-Term Fixed Income Fund
                  Standish Mellon Short-Term Asset Reserve Fund

                               Dated: May 1, 2004
        (as revised October 25, 2004, January 31, 2005 and March 4, 2005)



         The following disclosure supplements the information under the heading, "Investment and Account Information" concerning the Standish Mellon Fixed Income Fund ("Fixed Income Fund") in the above noted prospectus:


Administrative     Fixed Income Fund pays administrative service fees. These
service            fees are paid to affiliated or unaffiliated retirement
fee                plans, omnibus accounts and platform administrators and
                   other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fixed Income Fund may pay each Plan
                   Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator.

Additional         The adviser or its affiliates may pay additional
compensation       compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote Fixed Income Fund or cooperate with the distributor's promotional efforts.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE